TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Intangible assets	$ 127	$ 191
Other temporary differences	5,404	4,564
Temporary differences related to inventory	1,535	2,054
Unrealized profit from sales to subsidiary	1,910	2,744
Less-valuation allowance	(397)	(300)
Total net deferred tax assets	8,579	9,253
Deferred tax liabilities
Property and equipment	(4,030)	(3,230)
Intangible assets	(3,657)	(4,480)
Other temporary differences	(23)
Total deferred tax liabilities	(7,710)	(7,710)
Deferred tax assets (liabilities), net	$ 869	$ 1,543